Warrants, Redeemable Convertible Preferred Stock and Stockholders' Equity - Schedule of Common Stock Reserved for Conversion or Exercise (Details) - shares	Sep. 30, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Total shares	4,831,124	15,755,015
Preferred Warrants
Class of Stock [Line Items]
Total shares		10,377
Common Warrants
Class of Stock [Line Items]
Total shares	244,425	672,633
Redeemable convertible preferred stock
Class of Stock [Line Items]
Total shares		12,729,349
Restricted Stock Units
Class of Stock [Line Items]
Total shares	185,247	113,819
Stock Option
Class of Stock [Line Items]
Total shares	4,401,452	2,228,838